Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Cash flow hedges Interest rate swap agreements USD ($)	Mar. 31, 2012 Cash flow hedges Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Cash flow hedges Interest rate swap agreements JPY (¥)	Mar. 31, 2010 Cash flow hedges Interest rate swap agreements JPY (¥)	Mar. 31, 2012 Cash flow hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense USD ($)	Mar. 31, 2012 Cash flow hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense JPY (¥)	Mar. 31, 2011 Cash flow hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense JPY (¥)	Mar. 31, 2010 Cash flow hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense JPY (¥)	Mar. 31, 2012 Cash flow hedges Foreign exchange contracts USD ($)	Mar. 31, 2012 Cash flow hedges Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Cash flow hedges Foreign exchange contracts JPY (¥)	Mar. 31, 2010 Cash flow hedges Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Cash flow hedges Foreign exchange contracts Foreign currency transaction loss USD ($)	Mar. 31, 2012 Cash flow hedges Foreign exchange contracts Foreign currency transaction loss JPY (¥)	Mar. 31, 2011 Cash flow hedges Foreign exchange contracts Foreign currency transaction loss JPY (¥)	Mar. 31, 2010 Cash flow hedges Foreign exchange contracts Foreign currency transaction loss JPY (¥)	Mar. 31, 2012 Cash flow hedges Foreign currency swap agreements USD ($)	Mar. 31, 2012 Cash flow hedges Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Cash flow hedges Foreign currency swap agreements JPY (¥)	Mar. 31, 2010 Cash flow hedges Foreign currency swap agreements JPY (¥)	Mar. 31, 2012 Cash flow hedges Foreign currency swap agreements Interest on loans and investment securities/Interest expense/Foreign currency transaction loss USD ($)	Mar. 31, 2012 Cash flow hedges Foreign currency swap agreements Interest on loans and investment securities/Interest expense/Foreign currency transaction loss JPY (¥)	Mar. 31, 2011 Cash flow hedges Foreign currency swap agreements Interest on loans and investment securities/Interest expense/Foreign currency transaction loss JPY (¥)	Mar. 31, 2010 Cash flow hedges Foreign currency swap agreements Interest on loans and investment securities/Interest expense/Foreign currency transaction loss JPY (¥)	Mar. 31, 2012 Fair value hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense USD ($)	Mar. 31, 2012 Fair value hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense JPY (¥)	Mar. 31, 2011 Fair value hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense JPY (¥)	Mar. 31, 2010 Fair value hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense JPY (¥)	Mar. 31, 2012 Fair value hedges Foreign exchange contracts Foreign currency transaction loss USD ($)	Mar. 31, 2012 Fair value hedges Foreign exchange contracts Foreign currency transaction loss JPY (¥)	Mar. 31, 2011 Fair value hedges Foreign exchange contracts Foreign currency transaction loss JPY (¥)	Mar. 31, 2010 Fair value hedges Foreign exchange contracts Foreign currency transaction loss JPY (¥)	Mar. 31, 2012 Fair value hedges Foreign currency swap agreements Foreign currency transaction loss USD ($)	Mar. 31, 2012 Fair value hedges Foreign currency swap agreements Foreign currency transaction loss JPY (¥)	Mar. 31, 2011 Fair value hedges Foreign currency swap agreements Foreign currency transaction loss JPY (¥)	Mar. 31, 2010 Fair value hedges Foreign currency swap agreements Foreign currency transaction loss JPY (¥)	Mar. 31, 2012 Fair value hedges Foreign Exchange Long Term Debt Foreign currency transaction loss USD ($)	Mar. 31, 2012 Fair value hedges Foreign Exchange Long Term Debt Foreign currency transaction loss JPY (¥)	Mar. 31, 2011 Fair value hedges Foreign Exchange Long Term Debt Foreign currency transaction loss JPY (¥)	Mar. 31, 2012 Hedges of net investment in foreign operations Foreign exchange contracts USD ($)	Mar. 31, 2012 Hedges of net investment in foreign operations Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Hedges of net investment in foreign operations Foreign exchange contracts JPY (¥)	Mar. 31, 2010 Hedges of net investment in foreign operations Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Hedges of net investment in foreign operations Foreign exchange contracts Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net USD ($)	Mar. 31, 2012 Hedges of net investment in foreign operations Foreign exchange contracts Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net JPY (¥)	Mar. 31, 2011 Hedges of net investment in foreign operations Foreign exchange contracts Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net JPY (¥)	Mar. 31, 2010 Hedges of net investment in foreign operations Foreign exchange contracts Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net JPY (¥)	Mar. 31, 2012 Hedges of net investment in foreign operations Debt Loans and Bonds in Local Currency USD ($)	Mar. 31, 2012 Hedges of net investment in foreign operations Debt Loans and Bonds in Local Currency JPY (¥)	Mar. 31, 2011 Hedges of net investment in foreign operations Debt Loans and Bonds in Local Currency JPY (¥)	Mar. 31, 2010 Hedges of net investment in foreign operations Debt Loans and Bonds in Local Currency JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other operating revenues/expenses USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Foreign exchange contracts Brokerage commissions and net gains (losses) on investment securities USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Foreign exchange contracts Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign exchange contracts Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Foreign exchange contracts Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Other operating revenues/expenses USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Future Brokerage commissions and net gains (losses) on investment securities USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Future Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Future Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Future Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other operating revenues/expenses USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other operating revenues/expenses JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other operating revenues/expenses JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other operating revenues/expenses JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Options held/written, Caps held Other operating revenues/expenses JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Other operating revenues/expenses USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Other operating revenues/expenses JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Other operating revenues/expenses JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	$ (6)	¥ (489)	¥ 598	¥ 1,070					$ (7)	¥ (526)	¥ 526	¥ (28)					$ (5)	¥ (409)	¥ (2,623)	¥ (2,415)																				$ (15)	¥ (1,198)	¥ 4,468	¥ (45)					$ 16	¥ 1,348	¥ 3,711	¥ 1,783
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)					0	44	313	89					(8)	(696)	(291)	28					12	1,031	(383)	1,030																				0	0	39	820	0	0	0	0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0	0	0	0					0	0	0	0					0	0	0	0																				0	0	0	0					0	0	0	0
Gains (losses) recognized in income on derivative																									50	4,072	1,986	924	12	972	8,765	4,700	3	227	4,297	349	1	69	1,193													0	23	34	14	7	615	(245)	67	0	24	(10)	998	(13)	(1,056)	1,897	(147)	(1)	(92)	(675)	383	(477)	2	137	660
Gains (losses) recognized in income on hedged item																									$ (53)	¥ (4,337)	¥ (2,217)	¥ (1,231)	$ (12)	¥ (972)	¥ (8,765)	¥ (4,700)	$ (3)	¥ (227)	¥ (4,297)	¥ (349)	$ (1)	¥ (69)	¥ (1,193)